October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.6%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,000	$ 2,154,181
Series A, 5.25%, 05/01/56	1,075	1,120,127
Series F, 5.50%, 11/01/53	840	887,763
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	520	547,902
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,205	1,302,471
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	2,640	2,561,108
Series B, AMT, 4.75%, 12/01/54	1,100	1,026,686
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	470	509,066
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	610	653,014
Series A-2, 5.31%, 01/01/53	5,090	5,341,602
		16,103,920
Arizona — 1.3%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	550	500,295
Series A, 5.00%, 07/01/49	525	476,707
Series A, 5.00%, 07/01/54	405	360,341
City of Mesa Arizona Utility System Revenue, RB, (AGM), 4.50%, 07/01/49	445	446,075
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	1,165	1,193,507
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	266,612
		3,243,537
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	415	423,576
California — 5.2%
California Community Choice Financing Authority, RB(a)
Class B, Sustainability Bonds, 5.00%, 03/01/56	900	987,884
Series B-2, Sustainability Bonds, 3.67%, 02/01/52	1,500	1,412,977
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	362,169
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	822,089
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,115	892,000
California Municipal Finance Authority, RB, S/F Housing, Series A-1, 3.44%, 02/20/41(a)	2,659	2,478,933
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	980	980,032
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	1,325	1,245,526
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	101,627
Security	Par (000)	Value
California (continued)
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	$2,330	$ 2,339,486
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	945,841
		12,568,564
Colorado — 1.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,712,740
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	205	216,060
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	830	833,212
		2,762,012
Connecticut — 0.6%
State of Connecticut Special Tax Revenue, RB, Series A-2, 5.00%, 07/01/43	1,420	1,546,603
District of Columbia — 0.0%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	105	103,489
Florida — 7.6%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	403,877
Series A, 5.50%, 06/01/57	165	143,849
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	1,700	1,844,227
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	1,070	906,033
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,515,171
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/38	950	1,017,427
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	725	599,933
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	247,962
4.20%, 05/01/50	450	392,396
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	470	474,674
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	1,760	1,752,233
AMT, (AGM), 5.25%, 07/01/47	400	397,939
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	1,475	1,502,460
Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	950	960,503
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	221,580
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	505	507,604
Series B-3, 4.13%, 11/15/29	525	527,713
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,000	879,360
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	628,273

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Osceola Chain Lakes Community Development District, SAB (continued)
4.00%, 05/01/50	$640	$ 537,180
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,854,531
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	341,779
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	726,591
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	205	205,623
		18,588,918
Georgia — 2.0%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,829,809
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	127,939
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.56%, 12/01/53(a)	2,830	2,931,070
		4,888,818
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, AMT, 5.25%, 08/01/26	1,205	1,207,249
Illinois — 10.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,232,771
Series A, 5.00%, 12/01/40	1,165	1,126,715
Series A, 6.25%, 12/01/50	560	585,398
Chicago Board of Education, Refunding GO, Series B, 12/01/43(c)	345	359,633
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.50%, 01/01/48	4,000	3,893,520
Class A, AMT, Senior Lien, 4.63%, 01/01/53	1,700	1,659,261
Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	3,700	3,843,769
Series B, Senior Lien, 4.50%, 01/01/56	2,575	2,475,079
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(d)	995	1,012,385
Series C, 4.00%, 02/15/41	5	4,869
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	534,616
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,889,364
Series A, 5.00%, 01/01/45	980	1,014,398
Series A, 4.00%, 01/01/46	1,000	926,159
State of Illinois, GO, Series E, 5.00%, 09/01/43	755	788,896
		24,346,833
Indiana — 1.2%
Indiana Finance Authority, RB
5.00%, 06/01/51	220	185,416
5.00%, 06/01/56	190	156,542
Indiana Finance Authority, Refunding RB
5.50%, 10/01/50	665	720,110
Series C, 5.25%, 10/01/46	630	679,691
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB (continued)
Series C, 5.25%, 10/01/47	$220	$ 236,707
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	990	1,043,988
		3,022,454
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	796,224
Kentucky — 0.5%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	141,820
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	990	1,075,371
		1,217,191
Louisiana — 0.8%
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,995	2,046,095
Maryland — 1.3%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	1,090,741
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	525	538,717
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,480	1,539,755
		3,169,213
Massachusetts — 0.7%
Commonwealth of Massachusetts, GOL, Series E, 5.00%, 11/01/49	1,210	1,262,311
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	405	394,025
		1,656,336
Michigan — 1.5%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	1,000	1,047,910
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	550	487,779
4.00%, 11/15/46	1,300	1,196,390
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	895,970
		3,628,049
Minnesota — 1.5%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, 5.25%, 01/01/49	1,900	1,989,806
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,520	1,618,133
		3,607,939
Mississippi — 0.9%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,261,446
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 5.25%, 02/01/54	330	327,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued)
Series A, 4.25%, 04/01/55	$1,610	$ 1,522,332
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	380	383,233
		2,232,894
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	165	146,095
Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	115,300
4.00%, 06/01/44	305	268,860
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	305	313,924
5.00%, 07/01/45	400	402,625
		1,100,709
New Hampshire — 2.8%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40(a)	2,305	2,299,718
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	363	361,791
Series A, Sustainability Bonds, 5.50%, 06/01/55	2,180	2,293,293
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	545	568,958
Series 2025, Subordinate, 5.15%, 09/28/37	860	869,910
Series 2, Sustainability Bonds, 4.25%, 07/20/41	545	543,115
		6,936,785
New Jersey — 7.3%
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	635	686,865
5.00%, 06/15/36	810	869,620
AMT, (AGM), 5.00%, 01/01/31	1,355	1,357,554
AMT, 5.38%, 01/01/43	1,940	1,941,736
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,382,568
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	235	233,646
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	830	824,410
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,344,339
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	1,250	1,288,827
New Jersey Transportation Trust Fund Authority, RB, Series CC, 5.25%, 06/15/55	2,550	2,693,447
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,070	1,150,612
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	989,227
Series A, 5.25%, 06/01/46	2,240	2,245,673
Sub-Series B, 5.00%, 06/01/46	710	691,283
		17,699,807
Security	Par (000)	Value
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	$135	$ 131,103
New York — 7.0%
City of New York, GO
Series D, 4.00%, 04/01/50	1,190	1,098,545
Series G-1, 5.25%, 02/01/53	195	207,798
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E, Subordinate, 5.00%, 11/01/53	715	743,769
Series G-1, Subordinate, 5.00%, 05/01/47	1,250	1,309,906
New York Liberty Development Corp., Refunding RB, Series A, Sustainability Bonds, 3.00%, 11/15/51	210	151,749
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	1,675	1,570,983
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	465	488,270
New York Transportation Development Corp., RB
5.38%, 06/30/60	5,350	5,457,000
AMT, 5.00%, 10/01/35	1,025	1,072,225
AMT, 4.00%, 04/30/53	605	517,135
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	2,055	2,091,952
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	1,535	1,456,805
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	897,492
		17,063,629
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	905,641
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,050	1,717,980
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	705	751,874
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	293,404
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,325	1,317,143
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	2,275	2,001,980
		6,082,381
Oklahoma — 1.1%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,055	2,191,630
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	470	542,004
		2,733,634
Pennsylvania — 9.5%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	670	703,343
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	175,990
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	2,013,880
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,415	1,430,045
Geisinger Authority, Refunding RB
4.00%, 04/01/50	3,080	2,783,537
Series A-1, 4.00%, 02/15/47	2,815	2,573,266
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	669,459

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 5.00%, 05/01/57	$2,500	$ 2,517,379
Series B, (BAM-TCRS), 4.00%, 05/01/52	2,115	1,867,416
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	590	590,224
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	537,621
AMT, 5.25%, 06/30/53	1,000	1,012,887
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	3,300	3,459,261
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,329,275
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	1,165	992,310
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	400	426,502
		23,082,395
Puerto Rico — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,472	3,282,783
Series A-1, Restructured, 5.00%, 07/01/58	5,794	5,627,369
Series A-2, Restructured, 4.78%, 07/01/58	264	248,265
Series A-2, Restructured, 4.33%, 07/01/40	1,709	1,656,866
Series B-2, Restructured, 4.78%, 07/01/58	394	370,516
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	3,957	1,377,165
		12,562,964
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	1,870	1,926,252
South Carolina — 2.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	2,149,051
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	683,957
7.50%, 08/15/62	390	348,340
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	2,080	2,166,875
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	1,640	1,670,027
		7,018,250
Tennessee — 1.9%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	3,235	3,002,844
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,078,838
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	615	655,120
		4,736,802
Security	Par (000)	Value
Texas — 12.5%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	$2,415	$ 2,265,388
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	410	205,000
7.88%, 11/01/62	360	216,000
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,000	936,542
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/33	2,500	2,502,552
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	635	669,582
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	100	109,925
Series B, AMT, 5.50%, 07/15/37	260	284,036
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	1,260	1,344,242
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	600	562,144
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	900	840,394
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	1,410	1,348,294
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	850	787,604
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	335	337,327
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	1,325	1,400,851
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	374,129
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	690	737,152
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	1,620	1,669,782
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,500,261
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	226,143
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	2,935	3,204,703
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series B, 5.50%, 01/01/54(a)	2,500	2,835,046
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/53	1,700	1,592,535
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	3,580	3,450,736
		30,400,368
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	136,368
County of Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,376,462
Series B, 4.00%, 05/15/47	1,340	1,256,385
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	640	689,403
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	225	242,187
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	315,344
		4,016,149
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia — 1.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$955	$ 800,295
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	1,230	1,209,788
AMT, 5.00%, 12/31/56	1,295	1,260,641
		3,270,724
Washington — 3.2%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.45%, 01/01/40(a)	615	609,157
Port of Seattle Washington, ARB, Series B, AMT, Intermediate Lien, 5.50%, 10/01/50	2,525	2,726,479
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	830	857,571
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	875	886,787
Series A, 5.50%, 09/01/55	190	201,782
Washington State Housing Finance Commission, RB, M/F Housing(a)
Series A-1, 0.00%, 11/20/41	1,153	1,109,699
Series 2, Class 1, Sustainability Bonds, 4.08%, 03/01/50	889	869,599
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	217,731
Series A, 5.00%, 07/01/48	205	203,765
		7,682,570
Wisconsin — 3.0%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	550	453,713
Series A, 5.00%, 07/01/55(b)	305	261,732
Series A-1, 4.50%, 01/01/35(b)	460	450,420
AMT, 5.75%, 12/31/65	3,490	3,614,752
AMT, 6.50%, 12/31/65	755	829,208
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	285	262,494
5.25%, 11/15/55	475	481,393
Series B, AMT, 5.00%, 07/01/42	990	990,178
		7,343,890
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	855	789,894
Total Municipal Bonds — 108.7% (Cost: $260,795,980)		265,051,402
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
District of Columbia — 6.4%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	4,480	4,731,862
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/50	6,218	6,412,761
Series A, AMT, 5.50%, 10/01/55	4,160	4,481,636
		15,626,259
Security	Par (000)	Value
Florida — 5.1%
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	$4,915	$ 5,234,891
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(g)	6,672	7,133,385
		12,368,276
Georgia — 5.6%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	5,340	5,710,165
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	7,559	7,917,907
		13,628,072
Massachusetts — 5.3%
Commonwealth of Massachusetts, GO, Series 2024, 5.00%, 12/01/51	8,800	9,263,969
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 04/01/55	3,380	3,555,563
		12,819,532
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(g)	5,000	4,405,758
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	4,240	4,394,953
New York — 19.3%
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51(g)	6,895	7,243,476
New York City Ny Hsg Dev Corp, 5.00%, 11/01/55	2,400	2,435,134
New York City Transitional Finance Authority, RB, 5.00%, 05/01/47	6,520	6,863,679
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,538,481
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/53(g)	3,073	3,208,024
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,048,629
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	5,773	5,479,137
Series A, 4.50%, 05/15/63	8,264	8,186,427
		47,002,987
Oregon — 2.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	5,320	5,615,255
Pennsylvania — 5.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	2,831	3,055,526
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,989	4,181,544
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	4,995	5,291,240
		12,528,310

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 4.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	$10,005	$ 10,881,645
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 57.2% (Cost: $135,859,626)		139,271,047
Total Long-Term Investments — 165.9% (Cost: $396,655,606)		404,322,449

	Shares
Short-Term Securities
	Money Market Funds — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(h)(i)	8,598,214	8,599,074
	Total Short-Term Securities — 3.5% (Cost: $8,599,074)	8,599,074
	Total Investments — 169.4% (Cost: $405,254,680)	412,921,523
	Other Assets Less Liabilities — 1.4%	3,459,284
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.8)%	(94,614,230)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.0)%	(78,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 243,766,577

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2032 to June 1, 2046, is $21,121,490.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,043,078	$ 3,555,996 (a)	$ —	$ —	$ —	$ 8,599,074	8,598,214	$ 36,769	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 265,051,402	$ —	$ 265,051,402
Municipal Bonds Transferred to Tender Option Bond Trusts	—	139,271,047	—	139,271,047
Short-Term Securities
Money Market Funds	8,599,074	—	—	8,599,074
	$8,599,074	$404,322,449	$—	$412,921,523
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(94,176,616)	$—	$(94,176,616)
VMTP Shares at Liquidation Value	—	(78,000,000)	—	(78,000,000)
	$—	$(172,176,616)	$—	$(172,176,616)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax